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[State Farm Life Insurance Company Letterhead]


                                   May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE: State Farm Life Insurance Company Variable Annuity Separate Account (File No. 333-19189)

Gentlemen:

     On behalf of the above-referenced registrant, and in lieu of filing a prospectus and statement of additional information pursuant to Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus and statement of additional information that would have been filed would not have differed from the prospectus and statement of additional information contained in the registrant's most recent post-effective amendment filed with the Securities and Exchange Commission via Edgar on April 28, 2004.

     Please contact me at 309-735-6701 if you have any questions about this filing.

                                         Sincerely,

                                         /s/ Steven P. Oates

                                         Steven P. Oates
                                         Counsel